Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	55-0805038
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 409,874
Participant loan, interest rate	4.25%
TOTAL ASSETS HELD AT END OF YEAR	$ 3,533,594,172
Total pooled funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,256,692,931
Total security-backed (synthetic) guaranteed investment contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	152,477,585
Total stable value fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 158,426,731
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Investment, Identifier [Axis]: BEST BUY CO., INC. STOCK FUND | Best Buy Co., Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Shares (if applicable) (in shares) | shares	1,839,469
Current Value	$ 78,478,924
Investment, Identifier [Axis]: CASH AND CASH EQUIVALENTS | SSGA Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,054,675
Investment, Identifier [Axis]: Collective Investment Trust | Short Term Investment Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,949,146
Investment, Identifier [Axis]: POOLED FUNDS | Active U.S. Small/Mid Cap Equity Fund - Allspring Discovery CIT E1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,531,037
Investment, Identifier [Axis]: POOLED FUNDS | MFS International Equity Fund - Class 3A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,312,316
Investment, Identifier [Axis]: POOLED FUNDS | Prudential Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	189,693,594
Investment, Identifier [Axis]: POOLED FUNDS | State Street Global All Cap Equity Ex U.S. Index Fund - Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	265,168,511
Investment, Identifier [Axis]: POOLED FUNDS | State Street Russell Small/Mid Cap Index Fund - Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	305,209,217
Investment, Identifier [Axis]: POOLED FUNDS | State Street S&P 500 Index Fund - Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	971,073,477
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2025 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,128,437
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2030 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	75,452,588
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2035 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	122,721,822
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2040 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	151,402,710
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2045 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	209,395,775
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2050 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	286,621,857
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2055 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	177,658,008
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2060 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	106,191,810
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2065 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,752,596
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement 2070 SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	765,922
Investment, Identifier [Axis]: POOLED FUNDS | State Street Target Retirement SL Fund - Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	64,853,581
Investment, Identifier [Axis]: POOLED FUNDS | State Street U.S. Bond Index SL Series Fund - Class XIV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	72,759,673
Investment, Identifier [Axis]: REGISTERED INVESTMENT COMPANIES | Active U.S. Small/Mid Cap Equity Fund - DFA U.S. Targeted Value I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,531,037
Investment, Identifier [Axis]: STABLE VALUE FUND | Galliard Intermediate Core Fund A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,464,835
Investment, Identifier [Axis]: STABLE VALUE FUND | Galliard Intermediate Core Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,961,320
Investment, Identifier [Axis]: STABLE VALUE FUND | Galliard Short Core Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	57,936,226
Investment, Identifier [Axis]: STABLE VALUE FUND | Wrapper contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,115,204